Information about QVC's Operating Segments (Total Assets and CAPEX by Segment) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 12,667		$ 13,056	$ 13,438
Net capital expenditures	57	75	211	246	259
QVC-U.S.
Segment Reporting Information [Line Items]
Assets	9,933		10,322	10,541
Net capital expenditures	38		123
QVC-Japan
Segment Reporting Information [Line Items]
Assets	732		732	969
Net capital expenditures	(1)		16
QVC-Germany
Segment Reporting Information [Line Items]
Assets	1,103		1,109	1,064
Net capital expenditures	4		28
QVC-U.K.
Segment Reporting Information [Line Items]
Assets	628		613	619
Net capital expenditures	6		16
QVC-Italy
Segment Reporting Information [Line Items]
Assets	271		280	245
Net capital expenditures	$ 10		$ 28